Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	131,696,928
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 191,158	$ 250,878
Restricted cash	59,374	57,060
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $18,458 at December 31, 2011 and June 30, 2012, respectively	117,133	123,223
Other current assets (Note 5)	142,964	65,248
Total current assets	510,629	496,409
FIXED ASSETS, NET:
Advances for rigs and drillships under construction (Note 6)	780,418	754,925
Drilling rigs, machinery and equipment, net (Note 7)	4,479,597	4,538,838
Total fixed assets, net	5,260,015	5,293,763
OTHER NON CURRENT ASSETS:
Restricted cash	113,854	125,040
Intangible assets, net	8,341	9,062
Financial instruments (Note 10)	138	0
Other other non-current assets (Note 8)	101,986	91,081
Total non-current assets	224,319	225,183
Total assets	5,994,963	6,015,355
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	235,951	210,166
Accounts payable and other current liabilities	22,148	37,305
Due to related party	1,983	0
Accrued liabilities	125,680	104,633
Deferred revenue	89,070	34,726
Financial instruments (Note 10)	42,808	40,727
Total current liabilities	517,640	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion (Note 9)	2,406,440	2,525,599
Financial instruments (Note 10)	42,158	52,025
Deferred revenue	59,873	9,172
Other non-current liabilities	3,246	2,546
Total non-current liabilities	2,511,717	2,589,342
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock $0.01 par value, 500,000,000 shares authorized at December 31, 2011 and June 30, 2012, nil issued and outstanding at December 31, 2011 and June 30, 2012	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and June 30, 2012, 131,696,928 issued and outstanding at December 31, 2011 and June 30, 2012, respectively	1,317	1,317
Accumulated other comprehensive loss	(43,964)	(51,126)
Additional paid-in capital	3,479,055	3,469,924
Accumulated deficit	(470,802)	(421,659)
Total stockholders' equity	2,965,606	2,998,456
Total liabilities and stockholders' equity	$ 5,994,963	$ 6,015,355

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 18,458	$ 18,420
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,696,928	131,696,928
Common stock shares outstanding	131,696,928	131,696,928

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Leasing revenue	$ 0	$ 71,357
Service revenues and amortization of above market acquired drilling contracts	426,490	164,598
Total revenue	426,490	235,955
EXPENSES:
Drilling rigs and drillships operating expenses	230,392	104,137
Depreciation and amortization	111,486	64,908
Loss / (Gain) on disposals	(43)	87
General and administrative expenses	34,126	17,432
Legal settlements (Note 14)	6,394	0
Operating income	44,135	49,391
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(62,954)	(22,214)
Interest income	327	10,394
Loss on interest rate swaps (Note 10)	(10,940)	(18,616)
Other, net	1,917	1,256
Total other income/(expenses), net	(71,650)	(29,180)
INCOME/(LOSS) BEFORE INCOME TAXES	(27,515)	20,211
Income taxes (Note 13)	(21,628)	(9,778)
NET INCOME/(LOSS)	$ (49,143)	$ 10,433
EARNINGS/(LOSS) PER SHARE, BASIC AND DILUTED	$ (0.37)	$ 0.08
WEIGHTED AVERAGE NUMBER OF SHARES, BASIC AND DILUTED	131,696,928	131,696,928

Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income/ (Loss)
Net Income/(Loss)	$ (49,143)	$ 10,433
Unrealized interest swap losses	0	3,272
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations	6,544	3,272
Amortization of realized loss on previously designated cash flow hedges associated with capitalized interest	517	207
Actuarial gains	101	140
Total Other Comprehensive Income	7,162	3,619
Total Comprehensive Income/(Loss)	$ (41,981)	$ 14,052

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 115,840	$ 93,915
Cash Flows from Investing Activities:
Advances for rigs and drillships under construction	(25,493)	(1,187,747)
Drilling rigs, equipment and other improvements	(61,710)	(10,009)
Decrease in restricted cash	8,872	346,919
Net Cash Used in Investing Activities	(78,331)	(850,837)
Cash Flows from Financing Activities:
Proceeds from long term debt	0	1,713,456
Proceeds from intercompany loan	0	175,500
Principal payments and repayments of long-term debt	(95,833)	(829,170)
Repayment of intercompany loan	0	(175,500)
Payment of financing costs	(1,396)	(31,327)
Net Cash Provided by/(Used in) Financing Activities	(97,229)	852,959
Net increase/(decrease) in cash and cash equivalents	(59,720)	96,037
Cash and cash equivalents at beginning of period	250,878	95,707
Cash and cash equivalents at end of period	$ 191,158	$ 191,744

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information (Abstract)
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc and its subsidiaries (collectively, the "Company," "Ocean Rig" or "Group"). Ocean Rig was formed under the laws of the Republic of the Marshall Islands on December 10, 2007, under the name Primelead Shareholders Inc. The Company is controlled by DryShips Inc. ("DryShips"), a publicly company listed on the NASDAQ exchange listed under the symbol "DRYS".

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations from the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the SEC on March 14, 2012.

Certain prior period amounts have been reclassified to conform to the current year presentation including: a) the reclassification of part of deferred mobilization expenses and deferred revenue from current assets and current liabilities, respectively, to non-current assets and non-current liabilities and b) the reclassification of foreign exchange gains/losses in the Statement of operations from "General and administrative expenses" to "Other, net".

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.

Significant Accounting policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies And Recent Accounting Pronouncements (Abstract)
Significant Accounting policies and Recent Accounting Pronouncements

2. Significant Accounting policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the SEC on March 14, 2012 (the "Consolidated Financial Statements for the year ended December 31, 2011"). There have been no material changes to these policies in the six-month period ended June 30, 2012.

Working capital	6 Months Ended
Jun. 30, 2012
Working Capital (Abstract)
Working capital

3. Working capital:

At June 30, 2012, the Company's current liabilities exceeded its current assets by $7,011. However, cash expected to be generated from operations assuming that current market drilling rates would prevail in the twelve months ending June 30, 2013 will be sufficient to cover the Company's ongoing working capital requirements.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties

4. Transactions with Related Parties:

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff Marine Inc. ("Cardiff"), effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, DryShips pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month periods ended June 30, 2012 and 2011, the Company incurred costs of $2,815 and $5,694, respectively, as fees related to the Global Services Agreement, of which $2,815 and $801, respectively, were related to employment arrangements and $0 and $4,893 were related to sale and purchase activities. The Company does not pay for services provided in accordance with this agreement since equal equity contributions are made by its parent company DryShips. Costs from the Global Services Agreement are expensed in the accompanying unaudited interim condensed consolidated statements of operations or capitalized as a component of "Advances for rigs and drillships under construction", as applicable and as a shareholders contribution to capital.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a related party entity incorporated in Cyprus, Vivid provides the Company and its parent, DryShips, with financing-related services such as (i) negotiating and arranging new loans and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts; (ii) renegotiating existing loan facilities and other debt instruments; and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company does not pay for services provided in accordance with this agreement; DryShips pays for the services. Accordingly, these expenses are recorded in the accompanying unaudited interim condensed consolidated statements of operations and as a shareholders contribution to capital. For the six-month periods ended June 30, 2012 and 2011, total charges from Vivid were $5,802 and $4,240, respectively and were recorded in the accompanying unaudited interim condensed statements of operations and as a shareholders' contribution to capital.

Intercompany loan: In March and April 2011, the Company borrowed an amount of $175,500, interest free, from DryShips for capital expenditures and general corporate purposes. On April 20, 2011, the loan was repaid.

George Economou: In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Antony Kandylidis in his capacity as Executive Vice- President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.1 million based on the exchange rate as of June 30, 2012). For the six month period ended June 30, 2012, the Company incurred costs of $1,983 (including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement.

Other Current assets	6 Months Ended
Jun. 30, 2012
Other Current assets (Abstract)
Other Current assets
5. Other Current assets:

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2011	2012
Inventories	$ 10,706	$ 5,223
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	11,521	12,643
Loss of hire proceeds (Note 14)	-	24,640
Refundable import taxes	-	37,484
Other	4,969	8,033

Balance at end of year/period	$ 65,248	$ 142,964

Advances for Rigs and Drillships under Construction	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Advances for Rigs and Drillships under Construction

6. Advances for Rigs and Drillships under Construction:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2011.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Balance, December 31, 2011	$754,925
Advances for drillships under construction and related costs	25,493
Balance, June 30, 2012	$780,418

Drilling rigs, machinery and equipment, net	6 Months Ended
Jun. 30, 2012
Drilling Rigs, Machinery And Equipment Net (Abstract)
Drilling rigs, machinery and equipment, net
7. Drilling rigs, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	$4,889,606	(350,768)	$4,538,838
Additions	51,010	-	51,010
Disposal	(3)	-	(3)
Depreciation	-	(110,248)	(110,248)
Balance at June 30, 2012	$4,940,613	(461,016)	$4,479,597

As of June 30, 2012, all of the Company's drilling rigs and drillships have been pledged as collateral to secure the bank loans (Note 9).

Other non-current assets	6 Months Ended
Jun. 30, 2012
Other non-current assets (Abstract)
Other non-current assets
8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31, 2011	June 30, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	9,049	17,734
Balance at end of year/period	$91,081	$101,986

As of December 31, 2011, security deposits of $33,100 for the Ocean Rig Poseidon and Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets. These deposits were required by the counterparty due to the market loss in the swap agreements as of December 31, 2011. Following the commencement of operations of the Ocean Rig Mykonos, these deposits were no longer required.

On November 22, 2010, DryShips, entered into an option contract with Samsung Heavy Industries Co., Ltd ("Samsung") for the construction of up to four additional ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, with certain upgrades to vessels design and specifications. The option agreement was novated by DryShips to the Company on December 30, 2010. On May 16, 2011, the Company entered into an addendum to the option agreement for the construction of up to two additional drillships, with the same contract terms, conditions and specifications as the four optional drillships under the original agreement and extended the date to exercise the fourth option under the original agreement and the two additional options under the addendum from November 22, 2011 to January 31, 2012.

The Company has exercised three of the six options under the contract and as a result, has entered into shipbuilding contracts for three seventh generation, ultra-deepwater drillships with deliveries scheduled in July 2013, October 2013 and November 2013, respectively.

In 2012, Ocean Rig entered into addenda to the option contract with Samsung to further extend the date by which Ocean Rig must exercise its three remaining options under the contract to October 4, 2012. Drillship deliveries are at the reasonable discretion of Samsung, declaring the earliest available date based on Samsung's construction schedule.

Long-term Debt	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Long-term Debt
9. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2011	June 30, 2012
Term loans/Credit facilities	$2,279,167	$2,183,333
Senior Notes	500,000	500,000
Less: Deferred financing costs	(43,402)	(40,942)
Total debt	2,735,765	2,642,391
Less: Current portion	(210,166)	(235,951)

Long-term portion	$2,525,599	$2,406,440

Senior Notes

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of the Company's existing and future unsecured senior indebtedness.

The Senior Notes are not guaranteed by any of the Company's subsidiaries. The Company may redeem some or all of the notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015, at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

The total interest expense and debt amortization cost related to the notes in the Company's unaudited interim condensed consolidated statements of operations for the six months periods ended June 30, 2012 and 2011, was $24,595 and $8,312, respectively. The contractual semi-annual coupon interest rate is 9.5% on the Senior Notes.

Term bank loans/ Credit facilities

On May 9, 2012, the Company signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness for its drybulk carrier and tanker fleet and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by the Company under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc. is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, the Company is also required to maintain minimum free cash of $100,000.

On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will no longer result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provides evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants contained in the guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig UDW Inc., which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.

The Company's weighted average interest rates for the six-month periods ended June 30, 2011 and 2012, were 4.73% and 4.62%, respectively.

The Company's outstanding bank loans are secured by first priority mortgages over the Company's drilling units, corporate guarantees, and first assignments of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to the payment of dividends, changes in management and ownership of the drilling units, additional indebtedness and mortgaging of drilling units and change in the general nature of the Company's business.

As of June 30, 2012, the Company was in compliance with the financial covenants contained in its credit facilities.

Total interest cost and amortization of debt issuance costs incurred on long-term debt (including the Senior Notes discussed above) for the six-month periods ended June 30, 2011 and 2012, amounted to $48,269 and $80,747, respectively, of which $30,939 and $19,614, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statement of operations.

The annual principal payments required to be made after June 30, 2012, including balloon payments, totaling $2,683,333 due through December 2020, are as follows:

June 30, 2013	$246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500

Total principal payments	2,683,333
Less: Financing fees	(40,942)

Total debt	$2,642,391

Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements (Abstract)
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

All derivatives are carried at fair value on the accompanying consolidated balance sheets at each period end.

As of June 30, 2012 the Company had outstanding nine interest rate swap and cap and floor agreements, with a notional amount of $1.6 billion maturing from September 2013 through November 2017.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statement of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	June 30, 2012 Fair value
Interest rate swaps	Financial Instruments Non-current assets	$-	$138
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(42,808)
Interest rate swaps	Financial Instruments non- current liabilities	(52,025)	(42,158)
Total derivatives		$(92,752)	$(84,828)

During the six-month periods ended June 30, 2011 and 2012, the losses transferred from accumulated other comprehensive loss to the statement of operations were $3,479 and $7,061, respectively. The estimated net amount of existing losses at June 30, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $14,122.

The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2011	Six-month period ended June 30, 2012
Foreign currency forward contracts	Other, net	$(446)	$-
Interest rate swaps	Loss on interest rate swaps, net	(18,616)	(10,940)
Total		$(19,062)	$(10,940)

ASC 815, 'Derivatives and Hedging' requires companies to recognize all derivatives instruments as either assets or liabilities at fair value in the balance sheet. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable reported in the accompanying consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the outstanding balance of the Deutsche Bank credit facilities which have a fixed rate, is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Senior Notes and loans at June 30, 2012, is approximately $485,000 and $542,650, respectively compared to a carrying value net of finance fees of $490,677 and $477,688, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps- net liability position	$(84,828)	-	(84,828)	-

Total	$(84,828)	-	(84,828)	$-

Shareholders' equity	6 Months Ended
Jun. 30, 2012
Shareholders' equity (Abstract)
Shareholders' equity

11. Shareholders' equity

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014.At the same date, Ocean Rig's Compensation Committee also approved the grant of 28,200 shares of non-vested common stock to new recruited employees as a sign-up stock bonus. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

As of June 30, 2012, none of these shares have vested, while 3,000 shares were forfeited due to a resignation.

The movement during the six-month period ended June 30, 2012, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	-	-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance as at June 30, 2012	142,650	$ 16.37

As of June 30, 2012, there was $1,821 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company. That cost is expected to be recognized over a period of three years. The amount of $514 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month period ended June 30, 2012.

Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss
12. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31, 2011	June 30, 2012
Cash flows hedges unrealized loss	(22,904)	(16,360)
Cash flows hedges realized loss	(30,326)	(29,809)
Actuarial pension gain	2,104	2,205

Total	$ (51,126)	$ (43,964)

Income Tax	6 Months Ended
Jun. 30, 2012
Income Tax (Abstract)
Income Tax

13. Income Tax

Ocean Rig operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which Ocean Rig operates have taxation regimes with varying nominal rates or no system of corporate taxation, as well different deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments And Contingencies

14. Commitments and Contingencies

14.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

The Company has obtained insurance for the assessed market value of the rigs. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable for include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The Company's loss of hire insurance coverage does not protect against loss of income from day one, but will be effective after 45 days' off-hire. The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition.

The insurance covers approximately one year for the loss of hire. In the first half of 2012, the Ocean Rig Corcovado incurred off-hire which was a covered event under the Company's loss of hire policy that resulted in $24.6 million being recognized as revenue during the six month period ended June 30, 2012.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.1 million during the six month period ended June 30, 2012, which is included under "Legal settlements" in the consolidated statement of operations.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

14.2 Contractual revenue

Future minimum contractual revenue, based on rigs committed to non-cancelable, long-term contracts as of June 30, 2012, amounted to $1,019,670 for twelve months ending June 30, 2013, $737,057 for twelve months ending June 30, 2014, $670,175 for twelve months ending June 30, 2015 and $124,963 for twelve months ending June 30, 2016. These amounts do not include any assumed off-hire.

14.3 Purchase obligations

As of June 30, 2012, the Company made an aggregate of $726,681 of construction and construction-related payments for the Company's seventh generation drillships under construction and has remaining total construction and construction-related payments for its seventh generation drillships of approximately $1,096,826 in the aggregate, due in the third and fourth quarter of 2013.

14.4 Rental payments

Ocean Rig entered into two three-year office lease agreements with an unrelated third party which commenced on September 1, 2011 and October 1, 2011, respectively. These leases include an option for an additional two and three-year term, respectively, which must be exercised at least six months prior to the end of the term of the contract which expires in September 2014 and October 2014, respectively. Ocean Rig also entered into a three-year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010 and expires in 2014. The lease agreements relating to office space are considered to be operating lease contracts. As of June 30, 2012, the future obligations amount to $1,232 for the twelve months ending June 30, 2013, and 2014, and $272 for the twelve months ending June 30, 2015. The contracts expire in 2014.

Interest and Finance costs	6 Months Ended
Jun. 30, 2012
Interest and Finance costs (Abstract)
Interest And Finance costs
15. Interest and Finance costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$31,997	$69,522
Amortization of financing fees	16,272	11,225
Other	4,884	1,821
Capitalized interest	(30,939)	(19,614)

Total	$22,214	$62,954

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events

16. Subsequent Events:

On August 7, 2012, the Company entered into an amortizing interest rate swap agreement for an initial notional amount of $450,000 maturing in July 2017. This agreement was entered into to hedge the Company's exposure to interest rate fluctuations by fixing the interest rate at 1.0425% from July 2013 until July 2017.

Other Current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Current assets (Abstract)
Other Current assets
	December 31,	June 30,
	2011	2012
Inventories	$ 10,706	$ 5,223
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	11,521	12,643
Loss of hire proceeds (Note 14)	-	24,640
Refundable import taxes	-	37,484
Other	4,969	8,033

Balance at end of year/period	$ 65,248	$ 142,964

Advances for Rigs and Drillships under Construction (Tables)	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Advances for Rigs and Drillships under Construction

Balance, December 31, 2011	$754,925
Advances for drillships under construction and related costs	25,493
Balance, June 30, 2012	$780,418

Drilling rigs, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2012
Drilling Rigs, Machinery And Equipment Net (Abstract)
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	$4,889,606	(350,768)	$4,538,838
Additions	51,010	-	51,010
Disposal	(3)	-	(3)
Depreciation	-	(110,248)	(110,248)
Balance at June 30, 2012	$4,940,613	(461,016)	$4,479,597

Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other non-current assets (Abstract)
Other non-current assets
	December 31, 2011	June 30, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	9,049	17,734
Balance at end of year/period	$91,081	$101,986

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Amount of long-term debt
	December 31, 2011	June 30, 2012
Term loans/Credit facilities	$2,279,167	$2,183,333
Senior Notes	500,000	500,000
Less: Deferred financing costs	(43,402)	(40,942)
Total debt	2,735,765	2,642,391
Less: Current portion	(210,166)	(235,951)

Long-term portion	$2,525,599	$2,406,440

Annual principal payments
June 30, 2013	$246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500

Total principal payments	2,683,333
Less: Financing fees	(40,942)

Total debt	$2,642,391

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements (Abstract)
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations

Fair Values of Derivative Instruments in the Statement of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	June 30, 2012 Fair value
Interest rate swaps	Financial Instruments Non-current assets	$-	$138
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(42,808)
Interest rate swaps	Financial Instruments non- current liabilities	(52,025)	(42,158)
Total derivatives		$(92,752)	$(84,828)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2011	Six-month period ended June 30, 2012
Foreign currency forward contracts	Other, net	$(446)	$-
Interest rate swaps	Loss on interest rate swaps, net	(18,616)	(10,940)
Total		$(19,062)	$(10,940)

Recurring measurements
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps- net liability position	$(84,828)	-	(84,828)	-

Total	$(84,828)	-	(84,828)	$-

Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2012
Shareholders' equity (Abstract)
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	-	-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance as at June 30, 2012	142,650	$ 16.37

Accumulated other comprehensive loss (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

	December 31, 2011	June 30, 2012
Cash flows hedges unrealized loss	(22,904)	(16,360)
Cash flows hedges realized loss	(30,326)	(29,809)
Actuarial pension gain	2,104	2,205

Total	$ (51,126)	$ (43,964)

Interest and Finance costs (Tables)	6 Months Ended
Jun. 30, 2012
Interest and Finance costs (Abstract)
Interest And Finance costs
	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$31,997	$69,522
Amortization of financing fees	16,272	11,225
Other	4,884	1,821
Capitalized interest	(30,939)	(19,614)

Total	$22,214	$62,954

Working capital (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Working Capital (Abstract)
Excess Of Current Liabilities Over Current Assets	$ 7,011

Transactions with Related Parties (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Cardiff Marine Global Service Agreement (Member) USD ($)	Jun. 30, 2011 Cardiff Marine Global Service Agreement (Member) USD ($)	Jun. 30, 2012 Vivid Services (Member) USD ($)	Jun. 30, 2011 Vivid Services (Member) USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] EUR (€)
Related Party Transaction [Line Items]
Commissions In Connection With Employment Arrangements				1.00%	1.00%
Commission On Purchase And Sale Activities				0.75%	0.75%
Sale And Purchase Fees				$ 0	$ 4,893
Fees related to employment arrangements				2,815	801
Commission on financing related services						0.20%	0.20%
Additional paid-in capital	3,479,055		3,469,924	2,815	5,694	5,802	4,240
Proceeds from Related Party Debt	0	175,500
Number Of Common Shares Of Ocean Rig Previously Owned By Dryships Purchased By Companies Affiliated With Chairman And Chief Executive Officer	2,185,000
Annual Renumeration								1,100	900
Consultancy Services Costs								1,983
Sign On Bonus Cost								1,900	1,500
Repayments of Related Party Debt	$ 0	$ 175,500

Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Current assets (Abstract)
Inventories	$ 5,223	$ 10,706
Deferred mobilization expenses	54,941	38,052
Prepayments and advances	12,643	11,521
Loss of hire proceeds (Note 14)	24,640	0
Refundable import taxes	37,484	0
Other	8,033	4,969
Balance at end of year/period	$ 142,964	$ 65,248

Advances for Rigs and Drillships under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Balance, December 31, 2011	$ 754,925
Advances for drillships under construction and other related costs	25,493
Balance, June 30, 2012	$ 780,418

Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Property, Plant and Equipment [Line Items]
Balance at December 31, 2011	$ 4,479,597	$ 4,538,838	$ 4,889,606	$ (350,768)	$ 4,538,838
Additions			51,010	0	51,010
Disposal			(3)	0	(3)
Depreciation			0	(110,248)	(110,248)
Balance at June 30, 2012	$ 4,479,597	$ 4,538,838	$ 4,940,613	$ (461,016)	$ 4,479,597

Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other non-current assets (Abstract)
Security deposits for derivatives	$ 0	$ 33,100
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	59,496	24,176
Other	17,734	9,049
Balance at end of year/period	$ 101,986	$ 91,081

Other Non Current Assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Ocean Rig Poseidon And Ocean Rig Mykonos [Member]	Jun. 30, 2012 Samsung Options [Member] numberofcontractoptions	May 16, 2011 Samsung Options [Member] numberofcontractoptions	Nov. 22, 2010 Samsung Options [Member]	Jun. 30, 2012 Delivery Scheduled In July 2013 [Member] drillships	Jun. 30, 2012 Delivery Scheduled In October 2013 [Member] drillships	Jun. 30, 2012 Delivery Scheduled In November 2013 [Member] drillships
Number Of Options For Construction Of Drillships						up to 4
Number Of Options Per Addendum					2
Total Number Of Options				6
Number Of Options Exercised				3
Number Of Options Not Exercised				3
Option Final Exercise Date				October 4 2012
Security Deposits	$ 0	$ 33,100	$ 33,100
Number Of Drillships For Delivery							1	1	1

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt (Abstract)
Term loans/Credit facilities	$ 2,183,333	$ 2,279,167
Senior Notes	500,000	500,000
Less: Deferred financing costs	(40,942)	(43,402)
Total debt	2,642,391	2,735,765
Less: Current portion	(235,951)	(210,166)
Long-term portion	$ 2,406,440	$ 2,525,599

Long Term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Apr. 27, 2011
Debt Instrument [Line Items]
Interest expense, including costs related to senior notes	$ 80,747	$ 48,269
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes interest rate	9.50%
Debt Instrument, Face Amount			500,000
Proceeds from issuance of senior notes		487,500
Interest expense, including costs related to senior notes	$ 24,595	$ 8,312
Noteholders Option [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	100.00%
Redemption Price From April 27 2014 to April 26 2015 [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	104.50%
Redemption Price From April 27, 2015 [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	102.50%

Long Term Debt-Covenant Description (Details)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Covenant compliance	As of June 30, 2012, the Company was in compliance with the financial covenants contained in its credit facilities. Total interest cost and amortization of debt issuance costs incurred on long-term debt (including the Senior Notes discussed above) for the six-month periods ended June 30, 2011 and 2012, amounted to $48,269 and $80,747, respectively, of which $30,939 and $19,614, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statement of operations.
Secured Loan Agreement (Member)
Debt Instrument [Line Items]
Covenant Description	On May 9, 2012, the Company signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness for its drybulk carrier and tanker fleet and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by the Company under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc. is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, the Company is also required to maintain minimum free cash of $100,000.
Credit Facility Loan Deutsche Bank Luxemburg [Member]
Debt Instrument [Line Items]
Covenant Description	On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will no longer result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provides evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants contained in the guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.
Credit Facility Dnb Bank Asa (Member)
Debt Instrument [Line Items]
Covenant Description	On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig UDW Inc., which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.

Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
June 30, 2013	$ 246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500
Total principal payments	2,683,333
Less: Financing Fees	(40,942)	(43,402)
Total debt	$ 2,642,391	$ 2,735,765

Long Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt Abstract
Capitalized Interest Costs	$ 19,614	$ 30,939
Long-term Debt, Weighted Average Interest Rate	4.62%	4.73%
Interest expense, including costs related to senior notes	$ 80,747	$ 48,269

Financial Instruments and Fair Value Measurements- Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Financial Instruments Non-current assets	$ 138	$ 0
Financial Instruments current liabilities	(42,808)	(40,727)
Financial Instruments non-current liabilities	(42,158)	(52,025)
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial Instruments Non-current assets	138	0
Financial Instruments current liabilities	(42,808)	(40,727)
Financial Instruments non-current liabilities	(42,158)	(52,025)
Total derivatives	$ (84,828)	$ (92,752)

Financial Instruments and Fair Value Measurements-Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Other, net	$ 1,917	$ 1,256
Loss on interest rate swaps, net	(10,940)	(18,616)
Total	(10,940)	(19,062)
Interest Rate Swaps [Member]
Derivative [Line Items]
Loss on interest rate swaps, net	(10,940)	(18,616)
Foreign currency forward contracts [Member]
Derivative [Line Items]
Other, net	$ 0	$ (446)

Financial Instruments and Fair Value Measurements - Measured on a recurring basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	$ (84,828)
Total	(84,828)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	0
Total	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	(84,828)
Total	(84,828)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reclassification from OCI to to the statement of operations	$ 7,061	$ 3,479
Cash Flow Hedge Gain (Loss) To Be Reclassified Within 12 Months	14,122
Debt Instrument - carrying amount	2,683,333
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Notes, Fair Value	485,000
Debt Instrument - carrying amount	490,677
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of interest rate swap maturing from September 2013 to November 2017	1,600,000
Number of interest rate swap held	9
Credit Facility Loan Deutsche Bank Luxemburg [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	542,650
Debt Instrument - carrying amount	$ 477,688

Shareholders' equity - Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of non vested shares
Balance as at January 1, 2012	0
Granted	145,650
Forfeited	(3,000)
Balance as at June 30, 2012	142,650
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance as at January 1, 2012	$ 0
Granted	$ 16.37
Forfeited	$ 16.5
Balance as at June 30, 2012	$ 16.37

Shareholders' equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended				4 Months Ended				4 Months Ended
	Jun. 30, 2012	Mar. 21, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2014 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2013 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2012 Compensation Committee Approval On 14 February 2012 [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]
Granted	145,650		112,950				4,500				28,200
Vested in period				37,650	37,650	37,650		1,500	1,500	1,500
Shares authorized		2,000,000
Grant date fair value			$ 16.5				$ 15.92				$ 15.92
Share based compensation	$ 514
Unrecognized compensation cost	$ 1,821
Expected period of recognition for unrecognized compensation costs	3 years 0 months 0 days
Number of shares forfeited	(3,000)

Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss
Cash flows hedges unrealized loss				$ (16,360)	$ (22,904)
Cash flows hedges realized loss	6,544	3,272		(29,809)	(30,326)
Actuarial pension gain	101	140		2,205	2,104
Total	$ (43,964)		$ (51,126)

Commitments and Contingencies-Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Import Export Duties [Member]	Jun. 30, 2012 Ocean Rig Corcovado [Member]
Legal Matters and Contingencies [Line Items]
Payments for legal settlements			$ 6,100
Insurance Recoveries	$ 24,640	$ 0		$ 24,640

Commitments and Contingencies-Contractual Revenue (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
June 30, 2013	$ 1,019,670
June 30, 2014	737,057
June 30, 2015	670,175
June 30, 2016	$ 124,963

Commitments and Contingencies-Purchase obligations (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Advances for rigs and drillships under construction	$ 780,418	$ 754,925
Seventh Generation Drillships [Member]
Property, Plant and Equipment [Line Items]
Purchase Obligation due in the third and fourth quarter 2013	1,096,826
Advances for rigs and drillships under construction	$ 726,681

Commitments and Contingencies-Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
June 30, 2013	$ 1,232
June 30, 2014	1,232
June 30, 2015	$ 272
Contract Expiration Date	2014

Interest and Finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Finance costs (Abstract)
Interest incurred on long-term debt	$ 69,522	$ 31,997
Amortization of financing fees	11,225	16,272
Other	1,821	4,884
Capitalized interest	(19,614)	(30,939)
Total	$ 62,954	$ 22,214

Subsequent Events (Details) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	Aug. 07, 2012
Interest Rate Swaps [Member]
Subsequent Event [Line Items]
Interest rate swap fixed rate from July 2013 until July 2017	1.04%
Notional amount of interest rate swap agreement maturing in July 2017	$ 450,000